INVESTMENTS - Summary of Investment Securities by Estimated Maturity (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Held-to-Maturity Amortized Cost
Amortized cost	$ 76,960	$ 80,321
Held-to-Maturity Market Value
Held-to-Maturity Market Value	68,989	71,688
Available-for-Sale Amortized Cost
Amortized Cost	3,512,652	3,382,604
Available-for-Sale Market Value
Investment securities	3,183,776	3,021,126
One Year or Less
Held-to-Maturity Amortized Cost
Amortized cost	0
Held-to-Maturity Market Value
Held-to-Maturity Market Value	0
Available-for-Sale Amortized Cost
Amortized Cost	540
Available-for-Sale Market Value
Investment securities	544
After One Year Through Five Years
Held-to-Maturity Amortized Cost
Amortized cost	5,666
Held-to-Maturity Market Value
Held-to-Maturity Market Value	5,675
Available-for-Sale Amortized Cost
Amortized Cost	115,611
Available-for-Sale Market Value
Investment securities	106,955
After Five Years Through Ten Years
Held-to-Maturity Amortized Cost
Amortized cost	32,289
Held-to-Maturity Market Value
Held-to-Maturity Market Value	29,826
Available-for-Sale Amortized Cost
Amortized Cost	246,895
Available-for-Sale Market Value
Investment securities	210,864
After Ten Years
Held-to-Maturity Amortized Cost
Amortized cost	1,554
Held-to-Maturity Market Value
Held-to-Maturity Market Value	1,279
Available-for-Sale Amortized Cost
Amortized Cost	488,838
Available-for-Sale Market Value
Investment securities	406,231
Mortgage-backed securities-residential
Held-to-Maturity Amortized Cost
Amortized cost	0	0
Held-to-Maturity Market Value
Held-to-Maturity Market Value	0	0
Available-for-Sale Amortized Cost
Amortized Cost	1,102,242	744,546
Available-for-Sale Market Value
Investment securities	998,542	661,048
Mortgage-backed securities-commercial
Held-to-Maturity Amortized Cost
Amortized cost	30,444	32,926
Held-to-Maturity Market Value
Held-to-Maturity Market Value	25,990	28,298
Available-for-Sale Amortized Cost
Amortized Cost	382,727	543,134
Available-for-Sale Market Value
Investment securities	357,372	507,230
Collateralized mortgage obligations
Held-to-Maturity Amortized Cost
Amortized cost	7,007	7,970
Held-to-Maturity Market Value
Held-to-Maturity Market Value	6,219	7,431
Available-for-Sale Amortized Cost
Amortized Cost	620,315	478,744
Available-for-Sale Market Value
Investment securities	569,165	418,648
Asset-backed Securities
Held-to-Maturity Amortized Cost
Amortized cost	0	0
Held-to-Maturity Market Value
Held-to-Maturity Market Value	0	0
Available-for-Sale Amortized Cost
Amortized Cost	555,484	600,055
Available-for-Sale Market Value
Investment securities	$ 534,103	$ 560,248